VOYA LETTERHEAD

LAW & COMPLIANCE/PRODUCT FILING UNIT

ONE ORANGE WAY
WINDSOR, CT 06094-4774

LOMBARD GASBARRO

SENIOR VICE PRESIDENT, DEPUTY GENERAL COUNSEL

PHONE: (781) 796-9402 | EMAIL: LOMBARD.GASBARRO@VOYA.COM

May 1, 2025

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: University of Texas System Retirement Programs File Nos.: 333-134760 and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended that:

•	The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 7, 2025.

If you have any questions, please call the undersigned at (781) 796-9402.

Sincerely,

/s/ Lombard Gasbarro
Lombard Gasbarro

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